Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 346 days
Operating lease discount rate	4.75%
Operating leases, rent expense	$ 134,457	$ 78,756	$ 10,896